CONSOLIDATED BALANCE SHEETS	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Current assets:
Cash and cash equivalents	$ 356,673	$ 4,912,170
Accounts receivable, net of allowance of $nil and $295,472 as of December 31, 2017 and 2018	176,120	3,295,818
Inventories	585,760	538,660
Prepaid expenses and other current assets, net	1,121,495	2,245,788
Amounts due from related parties, net of allowance for $nil and $676,476 as of December 31, 2017 and 2018	2,378,709	3,062,797
Total current assets	4,618,757	14,055,233
Non-current assets:
Property and equipment, net	406,021	1,795,233
Acquired intangible assets, net	0	10,263,941
Investment	0	768,486
Goodwill	0	108,940,433
Deferred tax assets	0	156,782
Other non-current assets	0	161,723
Total non-current assets	406,021	122,086,598
TOTAL ASSETS	5,024,778	136,141,831
Current liabilities:
Short-term bank borrowings (including short-term bank borrowings of VIE without recourse to the Company of $7,684,859 and $7,272,198 as of December 31, 2017 and 2018, respectively)	7,272,198	7,684,859
Accounts and notes payable (including accounts and notes payable of VIE without recourse to the Company of $3,980,560 and $540,899 as of December 31, 2017 and 2018, respectively)	542,732	3,980,826
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of $8,345,461 and $5,336,699 as of December 31, 2017 and 2018, respectively)	6,916,744	9,292,260
Advance from customers (including advance from customers of VIE without recourse to the Company of $1,243,739 and $422,702 as of December 31, 2017 and 2018, respectively)	422,816	1,243,739
Amounts due to related parties (including amounts due to related parties of VIE without recourse to the Company of $87,385 and $3,311,752 as of December 31, 2017 and 2018, respectively)	5,134,709	603,883
Total current liabilities	20,289,199	22,805,567
Non-current liabilities:
Other non-current liabilities (including other non-current liabilities of VIE without recourse to the Company of $1,386,749 and $nil as of December 31, 2017 and 2018, respectively)	29,540	1,534,449
Deferred tax liabilities (including deferred tax liabilities of the VIE without recourse to the Company of $nil and $nil as of December 31, 2017 and 2018, respectively)	0	2,565,985
Amount due to related parties (including amount due to related parties of the VIE without recourse to the Company of $5,685,971 and $6,892,316 as of December 31, 2017 and 2018, respectively)	6,892,316	5,685,971
Total non-current liabilities	6,921,856	9,786,405
TOTAL LIABILITIES	27,211,055	32,591,972
Commitments and contingencies
Shareholders' equity:
Ordinary shares ($0.00001 par value; 1,476,208,670 shares authorized, 1,476,208,670 shares issued and outstanding as of December 31, 2017 and 2018)	14,768	14,766
Additional paid-in capital	634,016,215	634,070,842
Accumulated deficit	(637,143,041)	(513,903,256)
Accumulated other comprehensive loss	(19,074,219)	(16,632,493)
Total shareholders' equity/(deficit)	(22,186,277)	103,549,859
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,024,778	$ 136,141,831